Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) item shares	Dec. 31, 2020 MXN ($) shares
Disclosure of classes of share capital [line items]
Capital stock issued	3,578,226,270
Common stock outstanding	17,891,131,350	17,891,131,350
Fixed capital stock amounts | $	$ 300	$ 300
Variable capital, maximum multiple of fixed capital | item	10
BD units.
Disclosure of classes of share capital [line items]
Capital stock issued	2,161,177,770
Common stock outstanding	10,805,888,850
Number Of Series Shares For Each Share Unit | item	1
B units.
Disclosure of classes of share capital [line items]
Capital stock issued	1,417,048,500
Common stock outstanding	7,085,242,500
Minimum percentage for voting	51.00%
Series B shares.
Disclosure of classes of share capital [line items]
Number Of Series Shares For Each Share Unit | item	5
Series D shares.
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	49.00%
Series L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	25.00%
Sub series D B shares
Disclosure of classes of share capital [line items]
Number Of Series Shares For Each Share Unit | item	2
Sub series D-L shares
Disclosure of classes of share capital [line items]
Maximum percentage for voting right	25.00%
Number Of Series Shares For Each Share Unit | item	2
Non cumulative premium
Disclosure of classes of share capital [line items]
Dividend payable, premium, as percentage of non-premium dividend	125.00%